CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net income from continuing operations	$ 59,821	$ 58,809	$ 32,718
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	24,118	16,858	17,172
Assets impairment charges			121
Fair value adjustment of a contingent consideration			(1,470)
Share-based compensation expenses	78,515	12,596	15,329
Non-cash lease expense	595	2,791
Effect of exchange rate changes on cash and cash equivalents and restricted cash	(2,627)	(1,395)	(1,244)
Gain on disposal of property and equipment	(16)
Interest accrued and other financial expenses	628	271	222
Deferred income taxes, net	644	(633)	(278)
Changes in operating assets and liabilities, net of effects of businesses acquired:
Accounts receivable	(82,584)	(39,816)	(37,758)
Other current assets	(27,721)	(5,771)	(2,174)
Other non-current assets	(21,442)	(3,913)	(3,503)
Accounts payable	97,701	40,706	38,447
Other current liabilities	14,553	11,118	8,438
Other non-current liabilities	1,705	35	145
Net cash provided by continuing operating activities	143,890	91,656	66,165
Net cash provided by (used in) discontinued operating activities	(5,168)	52,771	51,595
Net cash provided by operating activities	138,722	144,427	117,760
Cash flows from investing activities:
Purchase of property and equipment	(1,419)	(1,049)	(1,351)
Capitalized software development costs	(10,821)	(12,024)	(9,952)
Purchase of intangible assets	(1,950)
Proceeds from sale of property and equipment	31
Acquisitions, net of cash acquired	(127,549)
Purchase of equity investment	(20,000)
Investments in short-term deposits		(60,180)	(45,600)
Maturities of short-term deposits	17,590	50,690	45,500
Net cash used in continuing investing activities	(144,118)	(22,563)	(11,403)
Net cash used in discontinued investing activities		(5,082)	(4,596)
Net cash used in investing activities	(144,118)	(27,645)	(15,999)
Cash flows from financing activities:
Dividend to shareholders			(100,000)
Repayment of long-term loan	(85,000)	(7,500)	(5,000)
Proceeds from Recapitalization transaction, net	663,813
Exercise of options	2,625	1,731	698
Other		(540)	(31)
Net cash provided by (used in) continuing financing activities	581,438	(6,309)	(104,333)
Net cash used in discontinued financing activities			(2,000)
Net cash provided by (used in) financing activities	581,438	(6,309)	(106,333)
Effect of exchange rate changes on cash and cash equivalents and restricted cash	2,627	1,395	1,244
Net change in cash and cash equivalents and restricted cash	576,042	110,473	(4,572)
Cash and cash equivalents and restricted cash at beginning of the year	203,087	91,219	94,547
Cash and cash equivalents and restricted cash at end of the year	781,756	203,087	91,219
Supplemental disclosure of cash flows information:
Cash paid for taxes	24,894	19,506	17,389
Cash paid for interest	1,334	2,082	3,167
Supplemental disclosure of non-cash investing and financing activities:
Fair value of ordinary shares issued as consideration for business combinations	68,760
Fair value of share options assumed in business combinations	2,404
2019 Secondary Transaction - deemed dividend			884
Fair value of contingent consideration assumed in business combinations	844
Share-based compensation capitalized to software costs	1,461	602	$ 1,033
Inception of lease transaction	$ 228	$ 385